STOCK OPTION PLANS	12 Months Ended
Mar. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 20	-	STOCK OPTION PLANS

Under its 2004 Stock Option Plan and prior options plans, the Company may grant stock options to officers, selected employees, as well as members of the Board of Directors and advisory board members. All options have generally been granted at a price equal to or greater than the fair market value of the Company’s Common Stock at the date of the grant. Generally, options are granted with a vesting period of up to three years and expire ten years from the date of grant.

Transactions under the plans for years indicated were as follows:

	Fiscal Year 2011		Fiscal Year 2010
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Options	Price	Options	Price
Outstanding at beginning of year	3,287,000	$1.41	2,554,900	$1.87

Options Granted	—	—	1,000,000	$0.10

Options Exercised	—	—

Options Expired	230,000	$0.10	(267,900)	$0.87

Options Vested

Outstanding at end of year	3,057,000	$1.51	3,287,000	$1.41

The following table summarizes information about stock options outstanding at March 31, 2011:

		Weighted
		Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average
	Options	Life	Exercise	Options	Exercise
Range	Outstanding	(Years)	Price	Exercisable	Price
$ 0.01 – 1.00	968,000	8.58	$0.09	444,667	$0.08
1.01 – 2.00	99,000	6.82	$1.08	95,999	$1.08
2.01 – 3.00	1,990,000	6.06	$2.22	1,490,000	$2.22

$ 0.01 – 3.00		6.88	$1.51		$1.69

There are 6,520,100 options available for future grant under our Stock Option Plan.